Fixed Assets, Net	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
FIXED ASSETS, NET
8.	FIXED ASSETS, NET

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2018	$2,888,288	$6,467,812	$6,081,943	$17,614,629	$950,095	$-	$-	$34,002,767
Additions	-	122,942	53,015	85,919	521,817	-	-	783,693
Disposals	(1,608)	(217,140)	(117,215)	(1,349,460)	-	-	-	(1,685,423)
Transfers in (out)	464,241	188,902	501,710	59,604	(1,214,457)	-	-	-
Exchange differences	265,841	565,630	542,869	1,494,372	70,482	-	-	2,939,194
At December 31, 2019	3,616,762	7,128,146	7,062,322	17,905,064	327,937	-	-	36,040,231
Additions	38,876	62,626	136,497	25,237	-	285,510	860,026	1,408,772
Disposals	(2,365)	(1,363,245)	(26,512)	(16,570)	(2,774)	-	-	(1,411,466)
Transfers in (out)	-	(44,953)	(1,164,305)	-	(311,237)	1,520,495	-	-
Exchange differences	(4,166)	(68,734)	(56,194)	(27,969)	(13,926)	77,111	24,924	(68,954)
At December 31, 2020	3,649,107	5,713,840	5,951,808	17,885,762	-	1,883,116	884,950	35,968,583

Accumulated Depreciation
At December 31, 2018	2,353,333	5,503,362	4,527,915	11,442,195	-	-	-	23,826,805
Depreciation charged for the year	173,026	608,396	421,050	1,461,122	-	-	-	2,663,594
Disposal	(857)	(216,853)	(118,117)	(1,347,936)	-	-	-	(1,683,763)
Exchange differences	210,147	491,089	403,440	998,943	-	-	-	2,103,619
As December 31, 2019	2,735,649	6,385,994	5,234,288	12,554,324	-	-	-	26,910,255
Depreciation charged for the year	186,209	430,228	219,724	1,426,001	-	288,495	24,646	2,575,303
Disposal	(2,365)	(1,363,070)	(26,152)	(16,568)	-		-	(1,408,155)
Transfers in (out)	-	(11,747)	(290,802)	-	-	302,549	-	-
Exchange differences	3,520	(50,439)	(12,436)	40,307	-	25,236	638	6,826
As December 31, 2020	2,923,013	5,390,966	5,124,622	14,004,064	-	616,280	25,284	28,084,229
Net book value
At December 31, 2020	$726,094	$322,874	$827,186	$3,881,698	$-	$1,266,836	$859,666	$7,884,354
At December 31, 2019	$881,113	$742,152	$1,828,034	$5,350,740	$327,937	$-	$-	$9,129,976

There was no impairment of fixed assets recorded for the years ended December 31, 2020 and 2019. No fixed assets were pledged as security for bank borrowings.